CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT)/EQUITY (UNAUDITED) - USD ($)	Preferred Stock Series A, I and Y [Member]	Preferred Stock Series A, I and Y [Member] Series I Preferred Stock [Member]	Preferred Stock Series B, E, F-1, and L [Member]	Preferred Stock Series B, E, F-1, and L [Member] Series B Preferred Stock [Member]	Preferred Stock Series B, E, F-1, and L [Member] Series E Preferred Stock [Member]	Preferred Stock Series C [Member]	Preferred Stock Series C [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member] Series I Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Common Stock [Member] Series J Preferred Stock [Member]	Common Stock [Member] Series F-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Preferred Stock Series A and I [Member]	Preferred Stock Series A and I [Member] Series I Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series B Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series E Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series J Preferred Stock [Member]	Preferred Stock Series B, E, F-1, J and L [Member] Series F-1 Preferred Stock [Member]
Balance, June 30, 2024 (Restated) at Dec. 31, 2023						$ 492		$ 9							$ (7,581,196)	$ (68,684,115)	$ 731,418	$ 59,540,000		$ 17,456,228
Beginning balance, shares at Dec. 31, 2023						123		9,067										14,885,002		4,364,057
Conversion of convertible notes payable								$ 1							1,679		1,680
Conversion of convertible notes payable, shares								408
Conversion of series B preferred stock								$ 519							3,114,677					(3,115,196)
Conversion of series B preferred stock, shares									519,213												(778,799)
Conversion of series C preferred stock						(88)		73							15
Conversion of series C preferred stock, shares							(22)				73,348
Common stock issued for services								$ 3							11,622		11,625
Common stock issued for services, shares								2,500
Common stock issued to board members								$ 10							194,990		195,000
Common stock issued to board members, shares								10,002
Common stock issued in Red Rock settlement								$ 12							111,300		111,312
Common stock issued in Red Rock settlement, shares								12,370
Conversion of series I preferred stock								$ 1,952							11,712,048			(11,714,000)
Conversion of series I preferred stock, shares										1,952,343									(2,928,500)
Conversion of series J preferred stock								1,028							6,167,872					(6,168,900)
Conversion of series J preferred stock, shares													1,028,151										(1,542,225)
Issuance of series I preferred stock to officers															63,600		593,600	$ 530,000
Issuance of series I preferred stock to officers, shares																		132,500
Cancellation of series C preferred stock						$ (8)									8
Cancellation of series C preferred stock						(2)
Preferred stock dividends																(151,634)	(151,634)
Net loss																(283,104)	(283,104)
Ending balance, value at Mar. 31, 2024						$ 396		$ 3,607							13,796,615	(69,118,853)	1,209,897	$ 48,356,000		$ 8,172,132
Ending balance, shares at Mar. 31, 2024						99		3,607,402										12,089,002		2,043,033
Balance, June 30, 2024 (Restated) at Dec. 31, 2023						$ 492		$ 9							(7,581,196)	(68,684,115)	731,418	$ 59,540,000		$ 17,456,228
Beginning balance, shares at Dec. 31, 2023						123		9,067										14,885,002		4,364,057
Net loss																	(2,392,657)
Ending balance, value at Sep. 30, 2024						$ 172		$ 4,853							20,901,040	(71,792,589)	3,729,120	$ 49,982,456		$ 4,633,188
Ending balance, shares at Sep. 30, 2024						43		4,852,659										12,495,616		1,158,297
Balance, June 30, 2024 (Restated) at Mar. 31, 2024						$ 396		$ 3,607							13,796,615	(69,118,853)	1,209,897	$ 48,356,000		$ 8,172,132
Beginning balance, shares at Mar. 31, 2024						99		3,607,402										12,089,002		2,043,033
Conversion of series B preferred stock								$ 254							1,521,746					$ (1,522,000)
Conversion of series B preferred stock, shares									253,675												(380,500)
Conversion of series C preferred stock						(156)		130							(26)
Conversion of series C preferred stock, shares							(39)				130,024
Conversion of series E preferred stock								54							321,446					(321,500)
Conversion of series E preferred stock, shares												53,584										(80,375)
Conversion of series I preferred stock								299							1,793,701			(1,794,000)
Conversion of series I preferred stock, shares										299,003									(448,500)
Issuance of series Y preferred stock																	3,755,632	3,755,632
Conversion of series J preferred stock								114							685,322					(685,436)
Issuance of series Y preferred stock, shares																		938,908
Conversion of series J preferred stock, shares													114,240										(171,359)
Preferred stock dividends								$ 78							1,372,426	(326,174)	1,046,330
Preferred stock dividends, shares								78,303
Net loss																(131,585)	(131,585)
Conversion of series F-1 preferred stock								7							40,001					(40,008)
Conversion of series F-1 preferred stock, shares														6,670										(10,002)
Ending balance, value at Jun. 30, 2024						$ 240		$ 4,543							19,531,283	(69,576,612)	5,880,274	$ 50,317,632		$ 5,603,188
Ending balance, shares at Jun. 30, 2024						60		4,542,901										12,579,410		1,400,797
Conversion of series B preferred stock								$ 151							904,849					$ (905,000)
Conversion of series B preferred stock, shares									150,836												(226,250)
Conversion of series C preferred stock						(68)		57							11
Conversion of series C preferred stock, shares							(17)				56,678
Conversion of series I preferred stock								66							399,934			(400,000)
Conversion of series I preferred stock, shares										66,667									(100,000)
Issuance of series Y preferred stock															(1)		64,823	$ 64,824
Issuance of series Y preferred stock, shares																		16,206
Common stock issued in legal settlement								$ 25							(25)
Common stock issued in legal settlement, shares								24,742
Preferred stock dividends																(238,009)	(238,009)
Net loss																(1,977,968)	(1,977,968)
Conversion of series F-1 preferred stock								11							64,989					(65,000)
Conversion of series F-1 preferred stock, shares														10,835										(16,250)
Ending balance, value at Sep. 30, 2024						$ 172		$ 4,853							20,901,040	(71,792,589)	3,729,120	$ 49,982,456		$ 4,633,188
Ending balance, shares at Sep. 30, 2024						43		4,852,659										12,495,616		1,158,297
Balance, June 30, 2024 (Restated) at Dec. 31, 2024	$ 45,792,868		$ 7,114,440			$ 296		$ 5,101							22,721,549	(72,949,085)	2,685,169
Beginning balance, shares at Dec. 31, 2024	11,448,219		1,778,610			74		5,100,971
Conversion of series B preferred stock			$ (49,600)					$ 8							49,592
Conversion of series B preferred stock, shares				(12,400)					8,268
Conversion of series I preferred stock	(10,000)							2							9,998
Conversion of series I preferred stock, shares		(2,500)								1,667
Issuance of series Y preferred stock	$ 47,100																47,100
Issuance of series Y preferred stock, shares	11,775
Preferred stock dividends																(245,445)	(245,445)
Net loss																(450,777)	(450,777)
Ending balance, value at Mar. 31, 2025	$ 45,829,968		$ 7,064,840			$ 296		$ 5,111							22,781,139	(73,645,307)	2,036,047
Ending balance, shares at Mar. 31, 2025	11,457,494		1,766,210			74		5,110,906
Balance, June 30, 2024 (Restated) at Dec. 31, 2024	$ 45,792,868		$ 7,114,440			$ 296		$ 5,101							22,721,549	(72,949,085)	2,685,169
Beginning balance, shares at Dec. 31, 2024	11,448,219		1,778,610			74		5,100,971
Net loss																	(2,821,471)
Ending balance, value at Sep. 30, 2025	$ 44,467,424		$ 1,293,472			$ 0		$ 6,636							30,401,837	(76,533,799)	(364,430)
Ending balance, shares at Sep. 30, 2025	11,116,858		323,368			0		6,635,722
Balance, June 30, 2024 (Restated) at Mar. 31, 2025	$ 45,829,968		$ 7,064,840			$ 296		$ 5,111							22,781,139	(73,645,307)	2,036,047
Beginning balance, shares at Mar. 31, 2025	11,457,494		1,766,210			74		5,110,906
Conversion of series B preferred stock			$ (6,269,868)					$ 1,045							6,268,823
Conversion of series B preferred stock, shares				(1,567,467)					1,044,980
Conversion of series C preferred stock						(320)		267							53
Conversion of series C preferred stock, shares							(80)				266,668
Conversion of series E preferred stock			(917,500)					153							917,347
Conversion of series E preferred stock, shares					(229,375)							152,917
Issuance of B, C and E preferred stock in exchange for series I preferred stock	$ (1,566,000)		$ 1,416,000			$ 24									149,976
Issuance of B, C and E preferred stock in exchange for series I preferred stock, shares	(391,500)		354,000			6
Common stock issued for services								$ 5							97,495		97,500
Common stock issued for services, shares								5,000
Common stock cancelled for legal settlement								$ (20)							20
Common stock cancelled for legal settlement, shares								(19,750)
Issuance of series Y preferred stock	$ 100,460																100,460
Issuance of series Y preferred stock, shares	25,115
Preferred stock dividends																(254,008)	(254,008)
Net loss																(1,226,395)	(1,226,395)
Ending balance, value at Jun. 30, 2025	$ 44,364,428		$ 1,293,472					$ 6,561							30,214,853	(75,125,710)	753,604
Ending balance, shares at Jun. 30, 2025	11,091,109		323,368			0		6,560,721
Conversion of convertible notes payable								$ 64							145,807		145,871
Conversion of convertible notes payable, shares								64,165
Common stock issued for services								$ 11							41,177		41,188
Common stock issued for services, shares								10,836
Issuance of series Y preferred stock	$ 102,996																102,996
Issuance of series Y preferred stock, shares	25,749
Preferred stock dividends																(263,790)	(263,790)
Net loss																(1,144,299)	(1,144,299)
Ending balance, value at Sep. 30, 2025	$ 44,467,424		$ 1,293,472			$ 0		$ 6,636							$ 30,401,837	$ (76,533,799)	$ (364,430)
Ending balance, shares at Sep. 30, 2025	11,116,858		323,368			0		6,635,722